14. Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities

14.	Accrued Liabilities

Accrued liabilities are as follows:

	December 31, 2017	December 31, 2016
Other tax payables (a)	$6,497	$6,653
Accrued expense	5,937	3,379
Tax penalty payable (b)	9,670	–
Other payable	5,385	5,037
Other accrual and payables	5,321	1,505
Total accrued liabilities	$32,810	$16,574

(a)	Other Tax Payables

Other tax payables primarily represent value added tax payables of $6,434 (2016: $5,819) related to the sales of PV modules and EPC service revenue.

(b)	Tax Penalty Payable

The Company was late for filing Federal and State income tax returns, hence an expected penalty payable of $9,670 was accrued as of December 31, 2017.